T. ROWE PRICE RETIREMENT I 2025 FUND - I CLASS
February 29, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 64.9%
T. Rowe Price Funds:
Equity Index 500 Fund	694,353	220,725	122,468	10,602,230	834,713
Growth Stock Fund	439,503	102,858	53,474	7,464,895	527,992
Value Fund	409,637	131,879	48,126	14,426,956	488,064
Overseas Stock Fund	269,094	75,205	23,679	32,324,881	324,542
International Value Equity Fund	230,937	90,624	13,223	23,992,388	299,905
International Stock Fund	261,464	57,222	37,003	17,169,707	292,743
Emerging Markets Stock Fund	170,198	40,515	12,166	4,801,294	206,696
Mid-Cap Growth Fund	141,370	32,637	12,376	1,820,045	159,727
Mid-Cap Value Fund	122,758	43,600	12,351	6,009,211	150,471
New Horizons Fund(2)	92,490	26,972	7,899	1,875,376	113,423
Small-Cap Stock Fund(2)	85,712	22,913	7,559	2,084,947	99,514
Small-Cap Value Fund	79,269	23,458	7,883	2,135,790	90,323
Real Assets Fund	66,927	19,908	3,519	7,614,330	79,570
Total Equity Mutual Funds (Cost $3,609,954)					3,667,683

BOND MUTUAL FUNDS 35.1%
T. Rowe Price Funds:
New Income Fund	631,476	174,107	91,578	74,881,858	745,074
Limited Duration Inflation Focused
Bond Fund	222,171	79,454	17,676	56,604,155	286,983
International Bond Fund (USD
Hedged)	202,118	69,159	14,157	26,003,641	263,157
Emerging Markets Bond Fund	147,366	39,447	14,014	15,016,433	174,791
Dynamic Global Bond Fund	135,723	51,313	7,693	19,039,240	174,780
U. S. Treasury Long-Term Fund	167,263	42,454	65,930	10,738,369	156,136
High Yield Fund	102,068	36,279	5,681	20,364,775	132,371
Floating Rate Fund	30,108	25,230	3,226	5,383,910	51,363
Total Bond Mutual Funds (Cost $1,922,534)					1,984,655

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2025 FUND - I CLASS

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.0%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.32%(3)	3,287	131,555	134,765	76,552	77
Total Short-Term Investments (Cost $77)					77

Total Investments in Securities 100.0%
(Cost $5,532,565)					$5,652,415

Other Assets Less Liabilities (0.0)%					(296)

Net Assets 100.0%					$5,652,119

(1)	Each underlying Price Fund is an affiliated company; the fund is invested in the I
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www. troweprice. com.
(2)	Non-income producing
(3)	Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2025 FUND - I CLASS

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(263)	$(4,563)	$3,053
Emerging Markets Bond Fund	(548)	1,992	6,433
Emerging Markets Stock Fund	838	8,149	2,683
Equity Index 500 Fund	8,546	42,103	12,188
Floating Rate Fund	(20)	(749)	1,275
Growth Stock Fund	11,364	39,105	1,725
High Yield Fund	143	(295)	4,965
International Bond Fund (USD
Hedged)	3,731	6,037	3,278
International Stock Fund	746	11,060	7,641
International Value Equity Fund	(30)	(8,433)	8,820
Limited Duration Inflation
Focused Bond Fund	3,247	3,034	1,787
Mid-Cap Growth Fund	8,951	(1,904)	549
Mid-Cap Value Fund	3,389	(3,536)	2,408
New Horizons Fund	12,249	1,860	—
New Income Fund	1,739	31,069	15,404
Overseas Stock Fund	464	3,922	7,348
Real Assets Fund	196	(3,746)	2,372
Small-Cap Stock Fund	6,026	(1,552)	—
Small-Cap Value Fund	3,624	(4,521)	694
U. S. Treasury Long-Term Fund	14,373	12,349	3,052
Value Fund	1,061	(5,326)	9,167
U. S. Treasury Money Fund	—	—	254
Totals	$79,826#	$126,055	$95,096+

#	Capital gain distributions from mutual funds represented $62,218 of the net realized gain
(loss) .
+	Investment income comprised $95,096 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2025 FUND - I CLASS
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement I 2025 Fund - I Class (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 29, 2020, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.